Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Private Placement [Member]	Common Stock [Member]	Common Stock [Member] Private Placement [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Receivable From Issuance of Shares [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2012	$ 495,702		$ 11,829		$ 57,608,337		$ (121,801)	$ (979,383)	$ (56,023,280)
Beginning Balance shares at Dec. 31, 2012			11,828,974
Net income (loss)	66,196								66,196
Foreign currency translation adjustment	23,109							23,109
Ending Balance at Dec. 31, 2013	585,007		11,829		57,608,337		(121,801)	(956,274)	(55,957,084)
Beginning Balance shares at Dec. 31, 2013			11,828,974
Net income (loss)	(9,849,964)								(9,849,964)
Foreign currency translation adjustment	113,176							113,176
Beneficial conversion feature	2,236,581				2,236,581
Series C Shares Conversion	4,380,906		5,009		4,254,096		121,801
Series C Shares Conversion, shares			5,008,870
Issuance of Series C Cash Shares net $76,367 in offering costs	7,342,077		5,662		7,336,414
Issuance of Series C Cash Shares net $76,367 in offering costs, shares			5,662,167
Issuance of Common Stock net $1,595,832 in offering costs		11,963,188		6,780		11,956,408
Issuance of Common stock, shares				6,779,510
Stock-based compensation expense	571,382				571,382
Issuance of Warrants	664,064				664,064
Ending Balance at Dec. 31, 2014	$ 18,006,417		$ 29,280		$ 84,627,283			$ (843,097)	$ (65,807,048)
Ending Balance shares at Dec. 31, 2014			29,279,522